Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Common Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (56,186)	$ 847,514	$ (105,678)	$ 5,914,638	$ 8,889,961	$ 9,418,027
Denominator:
Basic weighted average common shares outstanding	1,687,664	27,600,000	1,693,912	27,600,000
Basic net (loss) income per common share	$ (0.03)	$ 0.03	$ (0.06)	$ 0.21	$ 0.32	$ 0.36
Class B Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (229,718)	$ 211,878	$ (430,469)	$ 1,478,660	$ 2,234,296	$ 2,473,196
Denominator:
Basic weighted average common shares outstanding	6,900,000	6,900,000	6,900,000	6,900,000
Basic net (loss) income per common share	$ (0.03)	$ 0.03	$ (0.06)	$ 0.21	$ 0.32	$ 0.36